INVESTMENT IN NEXGOLD MINING CORP.	12 Months Ended
Dec. 31, 2024
INVESTMENT IN NEXGOLD MINING CORP.
INVESTMENT IN NEXGOLD MINING CORP.

8. INVESTMENT IN NEXGOLD MINING CORP.

a) NexGold Mining Corp. Share Purchase Agreement Overview

On August 7, 2020, First Mining completed a transaction with NexGold under a share purchase agreement (the “NexGold Share Purchase Agreement”), pursuant to which NexGold agreed to acquire all of the issued and outstanding shares of Tamaka Gold Corporation, a previously wholly-owned subsidiary of the Company, and 100% owner of the Goldlund Project. The only remaining term of the NexGold Share Purchase Agreement is the right by First Mining over certain contingent milestone payments totaling $5 million, payable in cash on certain key advancements at Goldlund. The contingent payments have not been recorded as at December 31, 2024.

b) Equity Accounting Method for Investment in NexGold Mining Corp. and Impairment

The Company previously accounted for its investment using the equity method due to its significant influence over NexGold. On May 6, 2024, the Company announced the disposal of 4,539,000 common shares of NexGold for $988,879 ($998,888 net of transaction costs of $10,009) and recognized equity income of $14,576 ($328,115 net of equity pickups of $313,539), reducing its shareholding from 10.96% to 8.26% of the issued and outstanding common shares. The Company no longer has significant influence over NexGold, (see Note 4) leading to the discontinuation of the equity method of accounting. As a result, the remaining investment balance was reclassified as marketable securities, and an additional gain of $1,116,619 was recognized  in the statement of Net Loss and Comprehensive Net Loss for  the reclassification.

The Company subsequently sold an additional 1,961,000 NexGold shares in May 2024 for $413,949 ($418,252 net of transaction costs of $4,303). As at December 31, 2024, the Company owns approximately 3.4 million common shares of NexGold representing less than 5% of the total issued and outstanding shares.

	December 31, 2024	December 31, 2023
Balance, beginning of the year	$3,269	$5,592
Equity (loss)	(313)	(778)
Impairment of investment in NexGold	-	(1,545)
Disposal of investment in NexGold	(671)
Reclassification of investment to marketable securities	(2,285)	-
Balance, end of the year	$-	$3,269

The equity accounting for NexGold was based on audited results that are publicly available information for the year ended December 31, 2023 and an estimate of results for the period of January 1, 2024 to May 06, 2024. The Company’s share of NexGold’s net loss up to May 6, 2024 was $313,000.